<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 11th day of February, 2011.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 272
FORM 13F INFORMATION TABLE VALUE TOTAL: $544,585,260

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Angeion Corp.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
01307800
13817101
H01301102
18490102
18772103
02209S103
023135106
025537101
25816109
03462H404
37411105

$13,848,906
$3,570,349
$5,902,494
$763,219
$265,282
$370,400
$898,007
$220,590
$219,744
$360,392
$820,708
$216,000
$222,644
$242,927
$65,780
$6,635,865


160,474
74,522
121,726
61,352
4,600
10,000
58,350
1,350
3,200
84,998
33,335
1,200
6,188
5,660
12,650
55,656

160,474

74,522

121,726

61,352

4,600

10,000

58,350

1,350

3,200

84,998

33,335

1,200

6,188

5,660

12,650

55,656




Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Angeion Corp.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

160,474
74,522
121,726
61,352
4,600
10,000
58,350
1,350
3,200
84,998
33,335
1,200
6,188
5,660
12,650
55,656

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Blue Coat Systems

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

037833100
00206R102
53015103
057665200
60505104
06425J102
67901108
71813109
54937107
07556Q105
075887109
084670207
84670108
88606108
09071B100
09060J106
09534T508


$14,062,003
$2,170,594
$668,931
$6,081,371
$5,433,355
$32,558
$441,394
$241,356
$9,755,220
$548,163
$582,089
$15,691,546
$2,409,000
$5,617,293
$106,282
$78,100
$611,439


43,595
73,880
14,454
179,869
407,298
13,023
8,300
4,768
371,062
101,700
6,887
195,875
20
60,453
23,830
22,000
20,470


43,595
73,880
14,454
179,869
407,298
13,023
8,300
4,768
371,062
101,700
6,887
195,875
20
60,453
23,830
22,000
20,470










Apple, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Bioclinica, Inc.
Biodelivery Sci International, Inc.
Blue Coat Systems

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


43,595
73,880
14,454
179,869
407,298
13,023
8,300
4,768
371,062
101,700
6,887
195,875
20
60,453
23,830
22,000
20,470


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Camput Crest Communities, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Corporation
Cirrus Logic, Inc.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


096627104
55622104
110122108
118230101
13466Y105
136385101
139793103
14808P109
149123101
15135U109
165167107
166764100
172755100
17275R102
172967101
191216100
194162103


$1,961,190
$662,241
$378,982
$928,937
$350,500
$843,980
$120,476
$457,481
$10,607,370
$207,983
$400,387
$1,725,720
$199,750
$9,409,782
$1,411,337
$4,791,279
$6,237,033


63,000
14,993
14,312
13,900
25,000
19,000
48,384
12,058
113,254
6,257
15,453
18,912
12,500
465,140
298,380
72,849
77,604


63,000
14,993
14,312
13,900
25,000
19,000
48,384
12,058
113,254
6,257
15,453
18,912
12,500
465,140
298,380
72,849
77,604









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Camput Crest Communities, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cenovus Energy
Chesapeake Energy Corp.
Chevron Corporation
Cirrus Logic, Inc.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


63,000
14,993
14,312
13,900
25,000
19,000
48,384
12,058
113,254
6,257
15,453
18,912
12,500
465,140
298,380
72,849
77,604


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Easylink Services Intl. CL A

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


203372107
20451N101
206013104
20825C104
22542D852
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
25271C102
254687106
264399106
263534109
277858106

$4,009,272
$1,475,187
$1,885
$1,960,463
$466,307
$19,800
$2,351,078
$149,240
$1,174,360
$256,957
$410,040
$9,414,605
$214,584
$749,562
$865,228
$254,787
$82,400


128,420
16,525
18,850
28,788
19,470
10,000
67,618
26,000
31,400
3,094
12,000
119,916
3,209
19,983
48,581
5,108
20,000


128,420
16,525
18,850
28,788
19,470
10,000
67,618
26,000
31,400
3,094
12,000
119,916
3,209
19,983
48,581
5,108
20,000










CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Easylink Services Intl. CL A


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


128,420
16,525
18,850
28,788
19,470
10,000
67,618
26,000
31,400
3,094
12,000
119,916
3,209
19,983
48,581
5,108
20,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Eaton Corp

El Paso Pipeline Partners LP

Ellington Financial LLC

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exxon  Mobile Corporation

F5 Networks, Inc.

Falconstor Software, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


278058102
283702108
288522303
29076N206
268648102
291011104
29257A106
29273V100
29273R109
293792107
26884L109
30064 109
302290101
315616102
306137100
31620M106
31946M103

$471,818
$3,612,600
$1,112,000
$278,400
$662,131
$1,381,513
$1,617,840
$507,910
$2,616,910
$4,835,082
$465,170
$376,400
$8,598,620
$481,592
$36,180
$646,404
$973,608


4,648
108,000
50,000
46,400
28,914
24,165
72,000
13,000
50,500
116,200
10,374
20,000
117,596
3,700
10,800
23,600
5,150


4,648
108,000
50,000
46,400
28,914
24,165
72,000
13,000
50,500
116,200
10,374
20,000
117,596
3,700
10,800
23,600
5,150










Eaton Corp
El Paso Pipeline Partners LP
Ellington Financial LLC
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exxon  Mobile Corporation
F5 Networks, Inc.
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,648
108,000
50,000
46,400
28,914
24,165
72,000
13,000
50,500
116,200
10,374
20,000
117,596
3,700
10,800
23,600
5,150



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Fiserv, Inc.
FNB United Corp.
Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gain Capital Holdings, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Gold Fields Ltd.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


337738108
302519103
345370860
346091705
35671D857
36268W100
36467W109
369550108
369604103
375558103
37733W105
38059T106
38141G104
38259P508
393122106
413353202
420261109



$234,240
$4,875
$586,542
$223,453
$2,788,850
$138,000
$852,852
$391,202
$9,202,211
$807,246
$236,693
$618,777
$4,495,758
$6,374,486
$1,246,544
$20
$826,728



4,000
15,001
34,934
5,885
23,223
15,000
37,275
5,513
503,128
22,275
6,035
34,130
26,735
10,732
37,935
22,455
18,620



4,000
15,001
34,934
5,885
23,223
15,000
37,275
5,513
503,128
22,275
6,035
34,130
26,735
10,732
37,935
22,455
18,620











Fiserv, Inc.
FNB United Corp.
Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gain Capital Holdings, Inc.
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Gold Fields Ltd.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,000
15,001
34,934
5,885
23,223
15,000
37,275
5,513
503,128
22,275
6,035
34,130
26,735
10,732
37,935
22,455
18,620



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Infinera Corp.
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Lehman Treasury


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


428236103
431284108
437076102
443510201
446150104
450913108
45256B101
45667G103
45810N302
458140100
459200101
06739F291
06740L451
46269C102
464287184
464285105
464287176



$1,798,596
$1,138,128
$224,419
$692,156
$621,529
$703,812
$593,245
$598,262
$95,260
$6,691,788
$6,187,108
$727,830
$521,700
$371,250
$2,512,750
$2,410,747
$4,589,276



42,722
35,734
6,401
11,511
90,470
39,540
29,500
57,915
11,000
318,202
42,158
9,372
10,000
45,000
58,314
173,435
42,683



42,722
35,734
6,401
11,511
90,470
39,540
29,500
57,915
11,000
318,202
42,158
9,372
10,000
45,000
58,314
173,435
42,683











Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Infinera Corp.
Integramed America
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Lehman Treasury

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

42,722
35,734
6,401
11,511
90,470
39,540
29,500
57,915
11,000
318,202
42,158
9,372
10,000
45,000
58,314
173,435
42,683

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI South Korea Index
Ishares Russell Midcap Val Indx Fd
Ishares Rusl 1000 Val Rsl 1000 Val
Ishares Russsell Mid-Cap Growth
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fd


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286400
464287465
464287234
464286871
464286665
464286772
464287473
464287598
464287481
464287341
464287325
464287507
464287804
464288513
464287655
464287614
464287499

$464,400
$4,026,204
$9,925,868
$699,094
$422,773
$862,779
$270,060
$204,341
$242,857
$872,991
$201,864
$1,269,660
$581,995
$799,878
$1,627,783
$304,337
$2,826,920

6,000
69,155
208,352
36,950
8,999
14,100
6,000
3,150
4,290
22,350
3,900
14,000
8,500
8,859
20,805
5,315
27,783

6,000
69,155
208,352
36,950
8,999
14,100
6,000
3,150
4,290
22,350
3,900
14,000
8,500
8,859
20,805
5,315
27,783









Ishares MSCI Brazil Free Index Fund


Ishares MSCI Eafe Index


Ishares MSCI Emerging


Ishares MSCI Hong Kong


Ishares MSCI Pacific Ex-Jap Indx Fd


Ishares MSCI South Korea Index


Ishares Russell Midcap Val Indx Fd


Ishares Rusl 1000 Val Rsl 1000 Val


Ishares Russsell Mid-Cap Growth


Ishares S&P GLB ERG Sect


Ishares S&P GLB Health Care


Ishares S&P Midcap 400 Index


Ishares S&P Smallcap 600 Index


Ishares TR Iboxx $ High Yield Corp.


Ishares TR RUS 2000 I FD


Ishares TR Russell 1000 Growth


Ishares TR Russell Midcap Indx Fd





0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,000
69,155
208,352
36,950
8,999
14,100
6,000
3,150
4,290
22,350
3,900
14,000
8,500
8,859
20,805
5,315
27,783

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Marathon Oil Corp.
Market Vectors ETF Brazil Small


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288125
464287200
478160104
487836108
494368103
494550106
50075N104
501014104
502424104
50540R409
52602 E102
534187109
536020100
548661107
559080106
565849106
57060U613

$1,271,362
$4,174,835
$12,869,686
$5,811,065
$417,199
$3,133,596
$393,150
$87,948
$283,863
$378,056
$355,716
$273,094
$1,237,170
$10,529,963
$1,525,444
$201,295
$2,982,056

12,200
33,068
208,079
113,764
6,618
44,600
12,477
12,600
4,027
4,300
12,050
9,820
33,000
419,855
26,999
5,436
51,700

12,200
33,068
208,079
113,764
6,618
44,600
12,477
12,600
4,027
4,300
12,050
9,820
33,000
419,855
26,999
5,436
51,700









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Marathon Oil Corp.
Market Vectors ETF Brazil Small



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,200
33,068
208,079
113,764
6,618
44,600
12,477
12,600
4,027
4,300
12,050
9,820
33,000
419,855
26,999
5,436
51,700

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan JP Exc Trd NT Alerian MLP
Mosaic Company
National Presto Industries, Inc.
Netflix, Inc.
Newbridge Bancorp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U589
57060U605
57060U100
580135101
58405U102
58457V206
585055106
58933Y105
591520200
592688105
594918104
46625H100
46625H365
61945A107
6706D8104
64110L106
65080T102

$805,977
$740,726
$1,697,187
$7,329,045
$777,823
$113,505
$1,408,419
$5,765,088
$233,460
$1,149,196
$15,523,458
$4,233,516
$945,100
$3,320,133
$689,053
$1,205,302
$111,611

20,205
13,835
27,610
95,480
12,695
10,500
37,973
159,964
18,000
7,600
556,197
99,800
26,000
43,480
5,300
6,860
23,747

20,205
13,835
27,610
95,480
12,695
10,500
37,973
159,964
18,000
7,600
556,197
99,800
26,000
43,480
5,300
6,860
23,747









Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan JP Exc Trd NT Alerian MLP
Mosaic Company
National Presto Industries, Inc.
Netflix, Inc.
Newbridge Bancorp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,205
13,835
27,610
95,480
12,695
10,500
37,973
159,964
18,000
7,600
556,197
99,800
26,000
43,480
5,300
6,860
23,747

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Newfield Exploration Company
Nextera Energy, Inc.
Niska Gas Storage Partners
Nisource, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Occidental Pete. Corp.
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Patriot Coal Corp.
Penn Virginia Group Holding LP
Pennymac Mortgage Investment Reit
Pepsico, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


651290108
65339F101
654678101
65473P105
654902204
655844108
66987E206
66987V109
674599105
678002106
679580100
680223104
703186205
70336T104
70788P105
70931T103
713448108

$216,330
$243,313
$638,400
$176,200
$317,650
$288,407
$659,231
$292,746
$311,468
$456,301
$238,070
$474,556
$26
$589,042
$3,368,960
$907,500
$19,636,303

3,000
4,680
32,000
10,000
30,780
4,591
46,197
4,966
3,175
3,247
7,442
34,817
29,000
30,410
128,000
50,000
300,571

3,000
4,680
32,000
10,000
30,780
4,591
46,197
4,966
3,175
3,247
7,442
34,817
29,000
30,410
128,000
50,000
300,571









Newfield Exploration Company

Nextera Energy, Inc.

Niska Gas Storage Partners

Nisource, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

Occidental Pete. Corp.

Oil Service Holders Dep.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Path 1 Network Techs.

Patriot Coal Corp.

Penn Virginia Group Holding LP

Pennymac Mortgage Investment Reit

Pepsico, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,000

4,680

32,000

10,000

30,780

4,591

46,197

4,966

3,175

3,247

7,442

34,817

29,000

30,410

128,000

50,000

300,571


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Perrigo Company
Petrobank Energy & Resources
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI Emerging
QR Energy LP
Qualcomm, Inc.
Raytheon Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


714290103
71645P106
716495106
71654V408
717081103
718172109
720186105
72201B101
723787107
73935A104
74005P104
742718109
743263105
74347R396
74734R108
747525103
755111507

$473,075
$633,500
$493,115
$1,659,208
$3,700,266
$6,932,176
$220,688
$203,640
$442,782
$281,885
$335,768
$12,995,561
$454,018
$306,600
$400,388
$6,969,578
$358,208

7,470
25,000
27,020
43,848
211,323
118,438
7,893
12,000
5,100
5,176
3,517
202,014
10,442
10,000
19,900
140,828
7,730

7,470
25,000
27,020
43,848
211,323
118,438
7,893
12,000
5,100
5,176
3,517
202,014
10,442
10,000
19,900
140,828
7,730









Perrigo Company
Petrobank Energy & Resources
Petrohawk Energy Corp.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI Emerging
QR Energy LP
Qualcomm, Inc.
Raytheon Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,470
25,000
27,020
43,848
211,323
118,438
7,893
12,000
5,100
5,176
3,517
202,014
10,442
10,000
19,900
140,828
7,730

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Regions Financial Corp.
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sector SPDR TR Technology
Sempra Energy
Silver Wheaton Corporation
SilverCorp Metals, Inc.
Skyworks Solutions, Inc.
SmartHeat, Inc.
So. Community Cap TR II
Sodastream International


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


758940100
781258108
78355W106
78462F103
78390X101
803111103
78401V102
806857108
808524706
81369Y803
816851109
828336107
82835P103
83088M102
83172F104
842633208
M9068E105

$106,638
$988,896
$425,790
$2,170,571
$777,441
$221,712
$789,603
$317,718
$1,012,363
$377,850
$204,934
$889,136
$539,373
$842,581
$528,000
$597,599
$354,643

15,234
26,843
9,000
17,261
49,019
12,662
24,110
3,805
34,885
15,000
3,905
22,775
42,040
29,430
100,000
129,071
11,230

15,234
26,843
9,000
17,261
49,019
12,662
24,110
3,805
34,885
15,000
3,905
22,775
42,040
29,430
100,000
129,071
11,230









Regions Financial Corp.
Ruddick Corp.
Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sector SPDR TR Technology
Sempra Energy
Silver Wheaton Corporation
SilverCorp Metals, Inc.
Skyworks Solutions, Inc.
SmartHeat, Inc.
So. Community Cap TR II
Sodastream International



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,234
26,843
9,000
17,261
49,019
12,662
24,110
3,805
34,885
15,000
3,905
22,775
42,040
29,430
100,000
129,071
11,230

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P BRIC 40 ETF
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF
Spectra Energy Corp.
Spectra Energy Partners LP
Sprint Nextel Corp.
Steel Dynamics, Inc.
Stericycle, Inc.
Stryker Corporation
Suncor Energy, Inc.
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

834156101
835495102
842632101
78463V107
78463X798
78463X400
78467Y107
847560109
84756N109
852061100
858119100
858912108
863667101
867224107
86764L108
867914103
78486Q101

$1,000
$3,712,791
$35,288
$2,658,153
$540,371
$3,317,202
$486,629
$1,527,639
$1,314,000
$190,680
$215,940
$971,040
$461,820
$213,514
$835,900
$327,620
$225,463

10,000
110,270
31,791
19,162
19,700
43,510
2,955
61,130
40,000
45,078
11,800
12,000
8,600
5,576
10,000
11,102
4,250

10,000
110,270
31,791
19,162
19,700
43,510
2,955
61,130
40,000
45,078
11,800
12,000
8,600
5,576
10,000
11,102
4,250





















Solar Enertech Corp.

Sonoco Products

Southern Community Financial

SPDR Gold Trust

SPDR S&P BRIC 40 ETF

SPDR S&P China ETF

SPDR S&P Midcap 400 ETF

Spectra Energy Corp.

Spectra Energy Partners LP

Sprint Nextel Corp.

Steel Dynamics, Inc.

Stericycle, Inc.

Stryker Corporation

Suncor Energy, Inc.

Sunoco Logistics Partners LP

Suntrust Banks, Inc.

SVB Financial Group, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

10,000
110,270
31,791
19,162
19,700
43,510
2,955
61,130
40,000
45,078
11,800
12,000
8,600
5,576
10,000
11,102
4,250

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Sysco Corporation
T J X Cos., Inc.
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United States Steel Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Emerging Markets Vipers


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

871829107
872540109
87611X105
87612E106
881624209
89148B101
892331307
H8817H100
903914109
904708104
907818108
912909108
913017109
91912E105
922908413
921937819
922042858

$8,176,140
$2,122,508
$3,552,216
$481,762
$7,123,356
$1,311,384
$2,971,899
$2,529,886
$523,082
$833,182
$1,270,832
$524,612
$8,686,909
$4,838,072
$2,954,492
$1,125,824
$5,177,425

278,100
47,815
104,600
8,012
136,646
54,100
37,796
36,396
10,950
15,135
13,715
8,980
110,352
139,950
51,320
13,648
107,527

278,100
47,815
104,600
8,012
136,646
54,100
37,796
36,396
10,950
15,135
13,715
8,980
110,352
139,950
51,320
13,648
107,527





















Sysco Corporation

T J X Cos., Inc.

Targa Resources Partners LP

Target Corporation

Teva Pharmaceutical

Tortoise MLP Fund, Inc.

Toyota Motor CP ADR

Transocean, Inc.

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United States Steel Corp.

United Technologies Corp.

Vale SA ADR

Vanguard  S&P 500 ETF

Vanguard Bond Index

Vanguard Emerging Markets Vipers


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

278,100
47,815
104,600
8,012
136,646
54,100
37,796
36,396
10,950
15,135
13,715
8,980
110,352
139,950
51,320
13,648
107,527

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Visa, Inc.
VMWare, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Western Gas Partners
Williams Partners LP
Wisdomtree TR Emrgng SCAP Fund
Yum Brands, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

922908736
922908637
921910816
922908629
922908751
92343V104
918204108
92826C839
928563402
931422109
931142103
949746101
958254104
96950F104
97717W281
988498101
98956P102

$331,668
$450,510
$249,560
$606,104
$576,682
$548,293
$1,684,216
$1,220,248
$747,733
$5,664,394
$7,605,910
$2,663,095
$1,212,000
$946,995
$458,618
$446,355
$1,130,179

5,400
7,820
5,275
8,140
7,940
15,324
19,543
17,338
8,410
145,390
141,033
85,934
40,000
20,300
8,415
9,100
21,054

5,400
7,820
5,275
8,140
7,940
15,324
19,543
17,338
8,410
145,390
141,033
85,934
40,000
20,300
8,415
9,100
21,054





















Vanguard Growth ETF

Vanguard Large Cap

Vanguard Mega Cap 300 Growth

Vanguard Mid-Cap ETF

Vanguard Small Cap

Verizon Communications

VF Corporation

Visa, Inc.

VMWare, Inc.

Walgreen Company

Wal-Mart Stores, Inc.

Wells Fargo & Co.

Western Gas Partners

Williams Partners LP

Wisdomtree TR Emrgng SCAP Fund

Yum Brands, Inc.

Zimmer Holdings, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

5,400
7,820
5,275
8,140
7,940
15,324
19,543
17,338
8,410
145,390
141,033
85,934
40,000
20,300
8,415
9,100
21,054

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Zions Bancorporation





common




989701107





$521,672






21,530





21,530





Grand Total 12/31/10




$544,585,260

























Zions Bancorporation

















0








0








21,530

















0








0




















